EMPLOYEE FUTURE BENEFITS (Details Textual) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended												9 Months Ended	12 Months Ended
	Jul. 31, 2011 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 CAD	Dec. 31, 2010 CAD	Sep. 30, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Green Status [Member]	Dec. 31, 2012 Yellow Status [Member]	Dec. 31, 2012 Red Status [Member]	Dec. 31, 2010 Pulp and Paper Industry Pension Plan [Member] CAD	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] CAD	Sep. 30, 2012 Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2012 Funded Defined Benefit Pension Plans [Member] CAD	Sep. 30, 2012 Funded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2012 Unfunded Defined Benefit Pension Plans [Member] CAD	Sep. 30, 2012 Unfunded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2012 Other Benefit Plans [Member] CAD	Sep. 30, 2012 Other Benefit Plans [Member] CAD	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2011 Predecessor [Member] Funded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2011 Predecessor [Member] Unfunded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member] CAD	Dec. 31, 2012 Snowflake Mill [Member] USD ($)	Dec. 31, 2008 Snowflake Mill [Member] USD ($)
Reduction In Benefit Obligation Resulting From Plan Changes				21.3
Defined Benefit Plan, Curtailments				9.70
Funded status		149.20	149.20		(162.00)	(156.90)					(153.50)	(162.00)	83.30	90.30	70.20	71.70	(149.20)	(150.80)			156.90	86.90	70.00	162.30
Cash Contribution To Multi Employer Plan																	38.80							42.30
Defined Benefit Pension Plan Contribution For Closure Of Sales	5.1
Defined Benefit Plan Fund Performance Description			Fund performance is benchmarked against a customized index consisting of: 35% S&P/TSX Capped Composite Total Return Index, 25% Morgan Stanley Capital International World (Developed Markets) Index excluding Canada, 35% DEX Universe Bond Index and 5% DEX 30-Day T-Bill Index.
Multiemployer Plans, Funded Status							At least 80 percent	Between 65 and less than 80 percent	Less than 65 percent
Minimum Percentage Of Total Employer Contributions To Pension Plan			5.00%
Minimum Percentage Of Total Employer Contributions To Union Management Pension Fund			5.00%
Closure Reduced In Pension Contributions Plan										4.50
Expected rate of return on plan assets		6.50%																	6.75%	7.00%
Rate Of Canadian Universe Bonds		20.00%
Rate Of Expected To Earn In Long Term From Canadian Universe Bonds		3.40%
Rate Of Canadian Long Bonds		20.00%
Rate Of Expected To Earn In Long Term From Canadian Long Bonds		3.30%
Rate Of Canadian Equity Securities		18.00%
Rate Of Expected To Earn In Long Term From Canadian Equity Securities		8.00%
Rate Of Canadian Global Securities		37.00%
Rate Of Expected To Earn In Long Term From Canadian Global Securities		8.40%
Rate Of Expected Rate Of Return On Plan Assets In Recognition Of Additional Net Returns		0.40%
Percentage Of Non Investment Expenses Expected To Be Paid From Plans		0.30%
Rate Of Canadian Real Estate			5.00%
Rate Of Expected To Earn In Long Term From Canadian Real Estate			7.50%
Accrued Employee Benefits, Current					24.8
Elections Percentage For Membership		42.00%	42.00%
Multiemployer Plans, Withdrawal Obligation																									11.7	3.5
Elections Percentage For Solvency Liability		48.00%	48.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year											22.7						6.0